Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2025
RISK MANAGEMENT POLICY
Comparative Structure of Financial Debt According to Fixed and /or Protected Interest Rate on Gross Debt

	For the years ended December 31,		For the period ended January 01,
	2025	2024	2024
	%	%	%
Fixed interest rate	87%	89%	88%